Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Earnings per share [Abstract]
Potential issuance of shares on settlement of Green Exchangeable Notes (in shares)	3,347,305	3,347,305
Potential issuance of subsribed shares (in shares)		510,169
Profit/(loss) attributable to Atlantica	$ (18,166)	$ 61,209
Average number of ordinary shares outstanding - basic (in shares)	110,749,000	101,602,000
Average number of ordinary shares outstanding - diluted (in shares)	114,156,000	102,499,000
Earnings per share for the period - basic (in dollars per share)	$ (0.16)	$ 0.60
Earnings per share for the period - diluted (in dollars per share)	$ (0.16)	$ 0.60